OTHER FINANCIAL DATA - FOREIGN CURRENCY TRANSLATION (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Foreign Currency Translation [Line Items]
Equity Method Investment, Functional Currency To Reporting Currency Adjustment	$ (15)	$ (3)	$ 9